13. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS
13.	INTANGIBLE ASSETS

The intangible assets rollforward is set forth below:

	Average rate (1)	12.31.19	Additions	Disposals	Transfers (2)	Exchange rate variation	12.31.20
Cost
Goodwill		2,713,602	-	-	(6,970)	228,945	2,935,577
Trademarks		1,322,262	-	-	-	5,476	1,327,738
Non-compete agreement		99,229	413	(379)	-	7,899	107,162
Outgrowers relationship		14,604	-	(9,276)	-	-	5,328
Patents		6,305	-	(115)	-	15	6,205
Customer relationship		892,758	-	-	-	174,955	1,067,713
Software		523,615	73,423	(45,851)	97,117	8,951	657,255
Intangible in progress		12,151	95,111	-	(61,434)	226	46,054
		5,584,526	168,947	(55,621)	28,713	426,467	6,153,032

Amortization
Non-compete agreement	23.41%	(74,190)	(18,784)	379	-	(4,813)	(97,408)
Outgrowers relationship	12.75%	(12,744)	(1,030)	9,079	-	-	(4,695)
Patents	10.00%	(5,626)	(476)	115	-	(12)	(5,999)
Customer relationship	7.35%	(242,263)	(79,969)	-	-	(52,899)	(375,131)
Software	34.22%	(341,624)	(153,288)	43,718	9,562	(8,065)	(449,697)
		(676,447)	(253,547)	53,291	9,562	(65,789)	(932,930)
		4,908,079	(84,600)	(2,330)	38,275	360,678	5,220,102

(1)	Weighted average annual rate.
(2)	Related to transfer of R$6,970 to assets held for sales.

	Average rate (1)	12.31.18	Initial adoption IFRS 16	Additions	Disposals	Transfers	Exchange rate variation	12.31.19
Cost
Goodwill for future profitability		2,694,967	-	-	-	-	18,635	2,713,602
Trademarks		1,336,162	-	-	-	-	(13,900)	1,322,262
Non-compete agreement		90,012	-	8,105	-	-	1,112	99,229
Outgrowers relationship		15,022	-	-	(418)	-	-	14,604
Patents		6,066	-	-	-	235	4	6,305
Customer relationship		896,039	-	-	-	-	(3,281)	892,758
Software		491,830	61	38,259	(95,275)	87,576	1,164	523,615
Intangible in progress		-	-	47,422	-	(35,294)	23	12,151
		5,530,098	61	93,786	(95,693)	52,517	3,757	5,584,526

Amortization
Non-compete agreement	33.67%	(45,802)	-	(27,811)	-	-	(577)	(74,190)
Outgrowers relationship	13.02%	(11,552)	-	(1,546)	354	-	-	(12,744)
Patents	19.05%	(5,149)	-	(470)	-	-	(7)	(5,626)
Customer relationship	7.31%	(172,450)	-	(67,137)	-	-	(2,676)	(242,263)
Software	23.18%	(275,747)	-	(141,925)	77,027	(10)	(969)	(341,624)
		(510,700)	-	(238,889)	77,381	(10)	(4,229)	(676,447)
		5,019,398	61	(145,103)	(18,312)	52,507	(472)	4,908,079
(1)	Weighted average annual rate.

13.1.	Impairment test

The impairment test of assets is carried out annually based on the discounted cash flow method, which is prepared in order to determine the value in use of the Company’s cash-generating units (“CGU”). In 2020, the Company used its budget, strategic and financial planning with projections until 2025 and average perpetuity of the cash generating units of 3.25% p.a., based on the history of recent years, as well as in the economic and financial projections of each market in which the Company operates, in addition to official information from independent and governmental institutions.

The discount rate used by Management to prepare discounted cash flows varied from 11.21% p.a. to 13.22% p.a. according to the CGU. The assumptions presented in the table below were also adopted:

	2021	2022	2023	2024	2025
Inflation Brazil	2.84%	3.50%	3.56%	3.55%	3.40%
Inflation - United States	2.59%	2.56%	2.53%	2.51%	2.48%
Exchange rate - BRL / USD	4.89	4.32	4.07	3.95	3.87

The rates presented above don’t consider the effects of income taxes.

Based on Management’s analysis, no impairment adjustments were identified.

In addition to the analysis mentioned above, Management prepared a deterministic sensitivity analysis considering the variations in the Earnings Before Interest and Tax (“EBIT”) margin and in the nominal discount rate as presented below:

		Variations
Apreciation (devaluation)	1.0%	0.0%	(1.0%)
BRAZIL CGU
Discount rate	14.22%	13.22%	12.22%
Ebit Margin	13.76%	12.76%	11.76%

INTERNATIONAL CGU´s
Discount rate	12.21%	11.21%	10.21%
Ebit Margin	11.77%	10.77%	9.77%

The Company, in its sensitivity analysis, did not identify any scenarios in which an impairment was necessary.